Changes in accounting estimates - Rights to use natural resources	12 Months Ended
Dec. 31, 2018
Changes in accounting estimates - Rights to use natural resources
Changes in accounting estimates - Rights to use natural resources

4      Changes in accounting estimates - Rights to use natural resources

In accordance with its accounting policy, the Company reviews the estimated useful lives and the pattern of consumption of the future economic benefits of its intangible assets on an ongoing basis. This review indicated a change in future pattern of consumption over its “Rights to use natural resources”, which is substantially related to an increase in extraction experience of the Company’s mines, updates in the extraction period and expected changes in extraction volume at the end of the mining life.

As a result, effective April 1, 2018, the Company changed the amortization of “Rights to use natural resources” from the straight-line method to the units of production method, in accordance with Note 14. This change has been accounted for prospectively as a change in accounting estimate in accordance with IAS 8 – “Accounting policies, Changes in Accounting Estimates and Errors”.

The effect of this change in estimate was not material for the fiscal year ended December 31, 2018.